STF Tactical Growth ETF
Schedule of Investments
December 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS — 49.3%
Accommodation — 0.2%
Marriott International, Inc. - Class A	1,730	$257,580

Administrative and Support Services — 0.9%
Atlassian Corp. PLC - Class A (a)	816	105,003
Baker Hughes Co.	5,429	160,318
Booking Holdings, Inc. (a)	214	431,270
PayPal Holdings, Inc. (a)	6,230	443,701
		1,140,292
Apparel Manufacturing — 0.2%
Lululemon Athletica, Inc. (a)(b)	670	214,655

Beverage and Tobacco Product Manufacturing — 1.6%
Keurig Dr. Pepper, Inc.	7,722	275,366
Monster Beverage Corp. (a)	2,860	290,376
PepsiCo, Inc.	7,527	1,359,828
		1,925,570
Broadcasting (except Internet) — 0.9%
Comcast Corp. - Class A	23,580	824,593
Sirius XM Holdings, Inc.	21,221	123,931
Warner Bros Discovery, Inc. (a)	13,180	124,946
		1,073,470
Chemical Manufacturing — 2.6%
Amgen, Inc.	2,913	765,070
AstraZeneca PLC - ADR (b)	3,335	226,113
Biogen, Inc. (a)	787	217,936
Gilead Sciences, Inc.	6,841	587,300
Moderna, Inc. (a)	2,098	376,843
Regeneron Pharmaceuticals (a)	586	422,793
Seagen, Inc. (a)	1,021	131,209
Vertex Pharmaceuticals, Inc. (a)	1,403	405,158
		3,132,422
Clothing and Clothing Accessories Stores — 0.4%
Charter Communications, Inc. - Class A (a)	853	289,252
Ross Stores, Inc.	1,899	220,417
		509,669
Computer and Electronic Product Manufacturing — 17.4%
Advanced Micro Devices, Inc. (a)	8,780	568,681
Alphabet, Inc. - Class A (a)	25,546	2,253,924
Alphabet, Inc. - Class C (a)	25,557	2,267,673
Analog Devices, Inc.	2,778	455,675
Apple, Inc.	53,923	7,006,215
Broadcom, Inc.	2,214	1,237,914
Cisco Systems, Inc.	22,452	1,069,613
Enphase Energy, Inc. (a)	748	198,190
Fortinet, Inc. (a)	4,272	208,858
GLOBALFOUNDRIES, Inc. (a)	2,969	159,999
IDEXX Laboratories, Inc. (a)	453	184,806
Illumina, Inc. (a)	865	174,903
Intel Corp.	22,494	594,516
Lam Research Corp.	743	312,283
Marvell Technology, Inc.	4,669	172,940
Microchip Technology, Inc.	3,004	211,031
Micron Technology, Inc.	5,912	295,482
NVIDIA Corp.	13,382	1,955,645
NXP Semiconductors (b)	1,413	223,296
QUALCOMM, Inc.	6,126	673,493
Texas Instruments, Inc.	4,950	817,839
		21,042,976
Data Processing, Hosting and Related Services — 1.0%
Airbnb, Inc. - Class A (a)	2,175	185,963
Automatic Data Processing, Inc.	2,268	541,734
Fiserv, Inc. (a)	3,471	350,814
Verisk Analytics, Inc.	855	150,839
		1,229,350
Food Manufacturing — 0.6%
Mondelez International, Inc. - Class A	7,460	497,209
The Kraft Heinz Co.	6,688	272,269
		769,478
Food Services and Drinking Places — 0.7%
Cintas Corp.	557	251,552
Starbucks Corp.	6,276	622,579
		874,131
General Merchandise Stores — 1.1%
Costco Wholesale Corp.	2,417	1,103,361
Dollar Tree, Inc. (a)	1,210	171,142
		1,274,503
Health and Personal Care Stores — 0.1%
Walgreens Boots Alliance, Inc.	4,725	176,526

Machinery Manufacturing — 0.8%
Applied Materials, Inc.	4,698	457,491
ASML Holding (b)	483	263,911
KLA Corp.	769	289,936
		1,011,338
Management of Companies and Enterprises — 0.1%
Rivian Automotive, Inc. - Class A (a)	4,984	91,855

Merchant Wholesalers, Durable Goods — 0.3%
Copart, Inc. (a)	2,610	158,923
Fastenal Co.	3,130	148,112
		307,035
Miscellaneous Manufacturing — 0.7%
Align Technology, Inc. (a)	430	90,687
Dexcom, Inc. (a)	2,114	239,389
Intuitive Surgical, Inc. (a)	1,937	513,983
		844,059
Motor Vehicle and Parts Dealers — 0.2%
O'Reilly Automotive, Inc. (a)	342	288,658

Nonstore Retailers — 3.6%
Amazon.com, Inc. (a)	42,868	3,600,912
eBay, Inc.	2,965	122,959
JD.com, Inc. - ADR (b)	2,668	149,755
MercadoLibre, Inc. (a)(b)	275	232,716
Pinduoduo, Inc. - ADR (a)(b)	2,571	209,665
		4,316,007
Other Information Services — 1.4%
CoStar Group, Inc. (a)	2,218	171,407
Meta Platforms, Inc. - Class A (a)	12,248	1,473,924
		1,645,331
Professional, Scientific, and Technical Services — 0.7%
Cognizant Technology Solutions - Class A	2,808	160,590
Palo Alto Networks, Inc. (a)	1,644	229,404
Paychex, Inc.	1,972	227,884
Workday, Inc. - Class A (a)	1,106	185,067
Zscaler, Inc. (a)	788	88,177
		891,122
Publishing Industries (except Internet) — 8.7%
Activision Blizzard, Inc.	4,274	327,175
Adobe Systems, Inc. (a)	2,535	853,104
ANSYS, Inc. (a)	477	115,238
Autodesk, Inc. (a)	1,178	220,133
Cadence Design Systems, Inc. (a)	1,501	241,121
Crowdstrike Holdings, Inc. - Class A (a)	1,194	125,716
Datadog, Inc. - Class A (a)	1,601	117,673
Electronic Arts, Inc.	1,510	184,492
Intuit, Inc.	1,534	597,063
Microsoft Corp.	31,261	7,497,013
Synopsys, Inc. (a)	837	267,246
		10,545,974
Rail Transportation — 0.3%
CSX Corp.	11,461	355,062

Rental and Leasing Services — 0.6%
Netflix, Inc. (a)	2,438	718,917

Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 0.1%
Lucid Group, Inc. (a)	9,166	62,604

Support Activities for Mining — 0.1%
Diamondback Energy, Inc.	960	131,309

Telecommunications — 0.9%
T-Mobile U.S., Inc. (a)	6,791	950,740
Zoom Video Communications, Inc. - Class A (a)	1,346	91,178
		1,041,918
Transportation Equipment Manufacturing — 2.2%
Honeywell International, Inc.	3,670	786,481
PACCAR, Inc.	1,898	187,845
Tesla, Inc. (a)	13,251	1,632,258
		2,606,584
Truck Transportation — 0.1%
Old Dominion Freight Line, Inc.	604	171,403

Utilities — 0.7%
American Electric Power Co., Inc.	2,830	268,709
Constellation Energy Corp.	1,789	154,230
Exelon Corp.	5,432	234,825
Xcel Energy, Inc.	2,993	209,839
		867,603
TOTAL COMMON STOCKS (Cost $63,645,144)		59,517,401

	Principal Amounts	Value
U.S. GOVERNMENT OBLIGATIONS — 50.3%
U.S. Treasury Notes — 50.3%
0.125%, 7/15/2023	6,260,000	$6,108,060
0.125%, 7/31/2023	6,260,000	6,095,357
0.125%, 8/15/2023	6,260,000	6,086,811
0.125%, 8/31/2023	6,260,000	6,071,171
0.125%, 10/15/2023	6,260,000	6,039,418
0.375%, 10/31/2023	6,260,000	6,036,985
2.875%, 10/31/2023	6,260,000	6,166,592
0.250%, 11/15/2023	6,260,000	6,019,635
2.125%, 11/30/2023	6,260,000	6,114,040
0.750%, 12/31/2023	6,260,000	6,017,805
TOTAL U.S. TREASURY NOTES (60,772,115)		60,755,875

Total Investments — (Cost $124,417,259) 99.6%		120,273,276
Other assets and liabilities, net — 0.4%		526,065
TOTAL NET ASSETS — 100.0%		$120,799,341

ADR American Depositary Receipt
PLC Public Limited Company
(a) Non-income producing security.
(b) Foreign issued security.

Percentages are stated as a percent of net assets.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of December 31, 2022:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$59,517,401	$-	$-	$59,517,401
U.S. Treasury Notes	-	60,755,875	-	60,755,875
Total Investments - Assets	$59,517,401	$60,755,875	$-	$120,273,276

* See the Schedule of Investments for industry classifications.